UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from November 1, 2020 to November 30, 2020

Commission File Number of issuing entity: 333-231740-02

Central Index Key Number of issuing entity: 0001781624

WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST 2019-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-231740

Central Index Key Number of depositor: 0001439697

WORLD OMNI AUTO LEASING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Peter Sheptak, Assistant Secretary, (954) 429-2174

(Name and telephone number, including area code,

of the person to contact in connection with this filing

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

90-0399122

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2a	☐	☐	☒	☐
Asset Backed Notes, Class A-2b	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                                                                                                                                   Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of World Omni Automobile Lease Securitization Trust 2019-B for the distribution period commencing on November 1, 2020 and expiring on November 30, 2020 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Exchange Note Sale Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on August 21, 2019 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

Item 1A. Asset-Level Information.

The Asset Data File for the asset pool of the Issuing Entity for the November Collection Period filed as Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on December 21, 2020 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The Asset Related Document (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the November Collection Period filed as Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 10, 2020

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Compliance with European Union Risk Retention Rules.

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omi Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2019-B, and (ii) the residual interest in the 2019-B Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2019-B Reference Pool (each as defined in the Indenture).

World Omni has not (and has not permitted WOAL or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

Item 10. Exhibits.

Exhibit 99.1.       Monthly Servicer’s Certificate for the distribution period commencing on November 1, 2020 and expiring on November 30, 2020.

Exhibit 102       Asset Data File for the reporting period November 1, 2020 to November 30, 2020 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-B on December 21, 2020 which is incorporated by reference herein).

Exhibit 103       Asset Related Document for the reporting period November 1, 2020 to November 30, 2020 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-B on December 21, 2020 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Automobile Lease Securitization Trust 2019-B
(Issuing entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: December 21, 2020		/s/ Ronald J. Virtue
Ronald J. Virtue
Assistant Treasurer

Exhibit Index

Exhibit No.	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on November 1, 2020 and expiring on November 30, 2020.

Exhibit 102	Asset Data File for the reporting period November 1, 2020 to November 30, 2020 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-B on December 21, 2020 which is incorporated by reference herein).

Exhibit 103	Asset Related Document for the reporting period November 1, 2020 to November 30, 2020 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-B on December 21, 2020 which is incorporated by reference herein).